Exhibit 99.6

TPR Firm:		Report Date:	2/6/2024

Client Name:	Finance of America Reverse	Report:	Exception Report

Deal Name:	FASST 2024-1	Loans in report:	4

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created
XXX	XXX		XXX	A	A	A	A	A	A	A	A
XXX	XXX		XXX	D	B	D	B	C	A	A	A	Closed	123ABCF	2023-12-29 17:23
XXX	XXX		XXX	D	B	D	B	C	A	A	A	Closed	FCRE1350	2023-12-29 16:43
XXX	XXX		XXX	D	B	D	B	C	A	A	A	Closed	FCRE1319	2023-12-29 16:43
XXX	XXX		XXX	D	B	D	B	C	A	A	A	Closed	FCRE2109	2023-12-26 19:04
XXX	XXX		XXX	D	B	D	B	C	A	A	A	Closed	FCRE6636	2023-12-29 15:17
XXX	XXX		XXX	D	B	D	B	C	A	A	A	Closed	FCOM5272	2023-12-29 11:26
XXX	XXX		XXX	C	A	C	A	A	A	A	A	Closed	FCRE1437	2024-01-05 12:11
XXX	XXX		XXX	C	C	C	C	A	A	A	A	Closed	FCRE1193	2023-12-06 12:06
XXX	XXX		XXX	C	C	C	C	A	A	A	A	Closed	FCRE9068	2023-12-06 17:22
XXX	XXX		XXX	C	C	C	C	A	A	A	A	Closed	FCRE4963	2023-12-06 12:49

Incenter Loan ID	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments
XXX				A	A
XXX	2024-01-12 16:40	Waived	2 - Non-Material	C	B	Credit	Income/Employment	FICO does not meet minimum program requirement	Waived-Upon additional review, Client agrees to waive the condition with Comp Factors. - Due Diligence Vendor-01/12/2024
Ready for Review-Document Uploaded.  - Seller-01/12/2024
Open-Missing copy of signed/approved Lender Exception Approval for qualifying FICO of XXX below minimum 680 guideline requirement.  Email correspondence only was provided.
Compensating Factors:
DTI XXX XXX% < 43.00% maximum
Residual Earnings $XXX exceeds $1,500 minimum
									Housing history ox30x230 months - Due Diligence Vendor-12/29/2023	Ready for Review-Document Uploaded. - Seller-01/12/2024
XXX	2024-01-12 16:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Personal Tax Returns Missing	Resolved-Award letters received; Fixed income was not grossed up. Tax returns not required. - Due Diligence Vendor-01/12/2024

Open- - Due Diligence Vendor-01/12/2024

Ready for Review-Document Uploaded.  - Seller-01/12/2024

									Open-Borrower 2 Personal Tax Returns Missing Missing copy of the co-borrower's most recent year's filed tax return to support social security non-taxable portion. Unable to determine amount eligible for grossing up. Subject to re-calculation of debt ratio upon receipt. - Due Diligence Vendor-12/29/2023	Ready for Review-Document Uploaded. - Seller-01/12/2024
XXX	2024-01-12 16:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Resolved-Award letters received; Fixed income was not grossed up. Tax returns not required. - Due Diligence Vendor-01/12/2024

Open- - Due Diligence Vendor-01/12/2024

Ready for Review-Document Uploaded.  - Seller-01/12/2024

									Open-Borrower 1 Personal Tax Returns Missing Missing copy of the borrower's most recent year's filed tax return to support social security non-taxable portion. Unable to determine amount eligible for grossing up. Subject to re-calculation of debt ratio upon receipt. - Due Diligence Vendor-12/29/2023	Ready for Review-Document Uploaded. - Seller-01/12/2024
XXX	2024-01-12 14:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Award letters received and support calculation on 1008 - Due Diligence Vendor-01/12/2024
Ready for Review-Document Uploaded.  - Seller-01/12/2024
Open-Missing lender's income calculation worksheet.  Unable to determine how borrower and co-borrower qualifying social security earnings were calculated. - Due Diligence Vendor-12/29/2023
									Open- - Due Diligence Vendor-12/27/2023	Ready for Review-Document Uploaded. - Seller-01/12/2024
XXX	2024-01-12 14:57	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Award Letter	Resolved-Award letters provided. - Due Diligence Vendor-01/12/2024

Ready for Review-Document Uploaded.  - Seller-01/12/2024

									Open-Award letters for both borrowers are missing to verify social security income. Bank statements in file reflect net monthly amounts which do not reflect the basis for grossing up this income beyond the 115% limit set by guidelines. - Due Diligence Vendor-12/29/2023	Ready for Review-Document Uploaded. - Seller-01/12/2024
XXX	2024-01-05 09:08	Resolved	1 - Information	C	A	Compliance	TRID	Final CD: Total of Payments (TOP) discrepancy	Resolved-Error in calculation data on initial run of APR Tool. Revised APR Tool and FAR Compliance Review Tool uploaded to Bulletin Board reflecting no TOP Violation. - Due Diligence Vendor-01/05/2024
Open-The Total of Payments is Understated by $XXX - Due Diligence Vendor-12/29/2023
XXX	2024-01-29 10:59	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Received two months bank statements verifying receipt of SSI for XXXr. - Due Diligence Vendor-01/29/2024
Ready for Review-Document Uploaded. Bank statement uploaded - Seller-01/26/2024
Counter-Lender commentary received, however insufficient to clear condition. Still missing Bank Statement or most recent 1099 to support XXX receipt of Social Security Income. Bank statements provided only reflect XXX receipt of Social Security income. - Due Diligence Vendor-01/19/2024
Ready for Review-Document Uploaded. Awards Letter acceptable for SS Income, bank statement is required if 1099 only, please see attached - Seller-01/18/2024
Open-Income and Employment Do Not Meet Guidelines Missing Bank Statement or most recent 1099 to support XXX receipt of Social Security Income. Bank statements provided only reflect XXX receipt of Social Security income. - Due Diligence Vendor-01/05/2024	Ready for Review-Document Uploaded. Bank statement uploaded - Seller-01/26/2024

 Ready for Review-Document Uploaded. Awards Letter acceptable for SS Income, bank statement is required if 1099 only, please see attached - Seller-01/18/2024

XXX	2024-02-06 09:22	Acknowledged	3 - Material	C	C	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Acknowledged-Unable to Resolve-Client accepts loan grade. - Due Diligence Vendor-02/06/2024
Counter-Re-calculated earnings of $6,879.02 includes Borrower 1 base and average commission only.  Total obligations are $XXX ( $XXX + $XXX consumer). Re-calculated DTI is XXX% - Due Diligence Vendor-02/01/2024
Ready for Review-Document Uploaded.  - Seller-01/31/2024
Counter-Documentation submitted it not eligible.  Borrower 1 forecasted SSI cannot be used in conjunction with W2 Earnings.  Borrower 2 income ineligible received post-closing, was not considered in qualification at Origination.  - Due Diligence Vendor-01/29/2024
Ready for Review-Document Uploaded. Qualifying for Credit Score XXX   DTI: XXX% Min: 42% Not Met RI: $XXX. RI Min: $3500 MET Credit History 0x30x24 Income B1 W2 Bi-Weekly Hourly Paystub dated 9/15/2023 YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX + Projected SSI $XXX;

B2 Bi-Weekly Hourly TWN dtd 12/29/2023 YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX
Bonus 2023 $XXX; 2022 $XXX; 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX
other income (input as commission) 2023 $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX  = $XXX
for total income $XXX  Assets: N/A Cash Needed to Close $0 UW Miscellaneous Comments Paying off Revolving Debt XXX #XXX $XXX 11th Year DTI T&I $XXX + All Other Debts $XXX = $XXX/$XXX = 23% RI: $XXX
 - Seller-01/26/2024
Open-Audited DTI of XXX% exceeds Guideline DTI of 43%, Residual Income guideline of $XXX is not met. Income calculation was not completed according to guidelines if Maximum effective income to be <=50% of W2 earnings. 100% of Income was used. - Due Diligence Vendor-12/06/2023	Ready for Review-Document Uploaded. - Seller-01/31/2024
 Ready for Review-Document Uploaded. Qualifying for Credit Score XXX   DTI: XXX% Min: 42% Not Met RI: $XXX. RI Min: $3500 MET Credit History 0x30x24 Income B1 W2 Bi-Weekly Hourly Paystub dated XXX YTD $XXX,XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX + Projected SSI $XXX;

B2 Bi-Weekly Hourly TWN dtd XXX YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX;
Bonus 2023 $XXX; 2022 $XXX; 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX
other income (input as commission) 2023 $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/2  = $XXX
for total income $XXX  Assets: N/A Cash Needed to Close $0 UW Miscellaneous Comments Paying off Revolving Debt XXX #XXX $XXX 11th Year DTI T&I $XXX + All Other Debts $XXX = $XXX/$XXX = 23% RI: $XXX
 - Seller-01/26/2024

XXX	2024-02-06 09:21	Acknowledged	3 - Material	C	C	Credit	Eligibility	Borrower does not meet residual income requirement	Acknowledged-Unable to Resolve-Client accepts loan grade. - Due Diligence Vendor-02/06/2024
Counter-Re-calculated earnings of $XXX includes Borrower 1 base and average commission only.  Total obligations are $XXX ( $XXX + $XXX consumer). Re-calculated residual earnings are $<XXX>. - Due Diligence Vendor-02/01/2024
Ready for Review-Compensating Factors for income issue along with supporting documentation uploaded - Seller-01/31/2024
Counter-Documentation submitted it not eligible.  Borrower 1 forecasted SSI cannot be used in conjunction with W2 Earnings.  Borrower 2 income ineligible received post-closing, was not considered in qualification at Origination. - Due Diligence Vendor-01/29/2024
Ready for Review-Document Uploaded. Qualifying for Credit Score XXX   DTI: XXX% Min: 42% Not Met RI: $XXX. RI Min: $3500 MET Credit History 0x30x24 Income B1 W2 Bi-Weekly Hourly Paystub dated XXX YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX + Projected SSI $XXX;

B2 Bi-Weekly Hourly TWN dtd XXX YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX;
Bonus 2023 $XXX; 2022 $XXX; 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX
other income (input as commission) 2023 $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX  = $XXX
for total income $XXX  Assets: N/A Cash Needed to Close $0 UW Miscellaneous Comments Paying off Revolving Debt XXX #XXX $XXX 11th Year DTI T&I $XXX + All Other Debts $XXX = $XXX/$XXX = 23% RI: $XXX
 - Seller-01/26/2024
Open-Borrower does not meet residual income requirement - Due Diligence Vendor-12/06/2023	Ready for Review-Compensating Factors for income issue along with supporting documentation uploaded - Seller-01/31/2024
 Ready for Review-Document Uploaded. Qualifying for Credit Score XXX   DTI: XXX% Min: 42% Not Met RI: $XXX. RI Min: $3500 MET Credit History 0x30x24 Income B1 W2 Bi-Weekly Hourly Paystub datedXXX YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX + Projected SSI $XXX;

B2 Bi-Weekly Hourly TWN dtd XXX YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX
Bonus 2023 $XXX; 2022 $XXX; 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX
other income (input as commission) 2023 $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX  = $XXX
for total income $XXX  Assets: N/A Cash Needed to Close $0 UW Miscellaneous Comments Paying off Revolving Debt XXX #XXX $XXX 11th Year DTI T&I $XXX + All Other Debts $XXX = $XXX/$XXX = 23% RI: $XXX
 - Seller-01/26/2024

XXX	2024-02-01 11:41	Resolved	1 - Information	C	A	Credit	Debt	No evidence of required debt payoff	Resolved-payment added back into debt ratio. - Due Diligence Vendor-02/01/2024
Ready for Review-Compensating Factors for income issue along with supporting documentation uploaded - Seller-01/31/2024
Counter-Documentation submitted it not eligible. Borrower 2 income ineligible received post-closing, was not considered in qualification at Origination. - Due Diligence Vendor-01/29/2024
Ready for Review-Document Uploaded. Response from Underwriter:  I have included the XXX account that is on the 1008/1009 back into the ratios.  To off set this, I have added projected SSI for B2 - Seller-01/26/2024
Counter-Received lender commentary, however not applicable to condition. Still missing documentation to support liability with XXX Bank account ending XXX has been paid in full. Per 1008 & 1003, this liability was to be paid prior/at closing and not listed on Final CD. - Due Diligence Vendor-01/26/2024
Ready for Review-Qualifying for Credit Score XXX   DTI: XXX% Min: 42% Not Met RI: $XXX. RI Min: $3500 MET Credit History 0x30x24 Income B1 W2 Bi-Weekly Hourly Paystub dated XXX YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX + Projected SSI $XXX;

B2 Bi-Weekly Hourly TWN dtd XXX YTD $XXX + 2022 $XXX + 2021 $XXX = $XX/XXX = $XX/XXX = $XXX;
Bonus 2023 $XXX; 2022 $XXX; 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX
other income (input as commission) 2023 $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX  = $XXX
for total income $XXX  Assets: N/A Cash Needed to Close $0 UW Miscellaneous Comments Paying off Revolving Debt XXX #XXX $XXX 11th Year DTI T&I $XXX + All Other Debts $XXX = $XXX/$XXX = 23% RI: $XXX
 - Seller-01/26/2024
Open-Missing documentation to support liability with XXX Bank account ending XXX has been paid in full. Per 1008 & 1003, this liability was to be paid prior/at closing and not listed on Final CD. - Due Diligence Vendor-12/06/2023	Ready for Review-Compensating Factors for income issue along with supporting documentation uploaded - Seller-01/31/2024
 Ready for Review-Document Uploaded. Response from Underwriter:  I have included the XXX account that is on the 1008/1009 back into the ratios.  To off set this, I have added projected SSI for B2 - Seller-01/26/2024
 Ready for Review-Qualifying for Credit Score XXX   DTI: XXX% Min: 42% Not Met RI: $XXX. RI Min: $3500 MET Credit History 0x30x24 Income B1 W2 Bi-Weekly Hourly Paystub dated XXX YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX + Projected SSI $XXX;

B2 Bi-Weekly Hourly TWN dtd XXX YTD $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX;
Bonus 2023 $XXX; 2022 $XXX; 2021 $XXX = $XXX/XXX = $XXX/XXX = $XXX
other income (input as commission) 2023 $XXX + 2022 $XXX + 2021 $XXX = $XXX/XXX = $XXX/XXX  = $XXX
for total income $XXX  Assets: N/A Cash Needed to Close $0 UW Miscellaneous Comments Paying off Revolving Debt XXX #XXX $XXX 11th Year DTI T&I $XXX + All Other Debts $XXX = $XXX/$XXX = 23% RI: $XXX
 - Seller-01/26/2024

Incenter Loan ID	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents
XXX
XXX	Waived-Upon additional review, Client agrees to waive the condition with Comp Factors. - Due Diligence Vendor-01/12/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXXX% percent below the maximum DTI per guidelines of 43.00%
		Residual Income greater than minimum required - $XXXresidual income is greater than minimum residual income required per guidelines $1,500.00		FICO Exception Approval.pdf FICO Score Exception Details.pdf
XXX	Resolved-Award letters received; Fixed income was not grossed up. Tax returns not required. - Due Diligence Vendor-01/12/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXXX% percent below the maximum DTI per guidelines of 43.00%
		Residual Income greater than minimum required - $XXXresidual income is greater than minimum residual income required per guidelines $1,500.00		Borrower 1 Personal Tax Returns Missing Missing copy of the borrower.pdf
XXX	Resolved-Award letters received; Fixed income was not grossed up. Tax returns not required. - Due Diligence Vendor-01/12/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXXX% percent below the maximum DTI per guidelines of 43.00%
		Residual Income greater than minimum required - $XXXresidual income is greater than minimum residual income required per guidelines $1,500.00		Borrower 1 Personal Tax Returns Missing Missing copy of the borrower.pdf XXXPension Documentation.pdf XXX 2023 SSI Award Letter.pdf XXX2023 SSI Award Letter.pdf
XXX	Resolved-Award letters received and support calculation on 1008 - Due Diligence Vendor-01/12/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXXX% percent below the maximum DTI per guidelines of 43.00%
		Residual Income greater than minimum required - $XXXresidual income is greater than minimum residual income required per guidelines $1,500.00		XXX Missing Lenders Income WS.pdf
XXX	Resolved-Award letters provided. - Due Diligence Vendor-01/12/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXXX% percent below the maximum DTI per guidelines of 43.00%
Residual Income greater than minimum required - $XXXresidual income is greater than minimum residual income required per guidelines $1,500.00	Award letters for both borrowers are missing to verify social security income.pdf
XXX 2023 SSI Award Letter.pdf
XXXPension Documentation.pdf
XXXi 2023 SSI Award Letter.pdf
The Total of Payments is Understated by.pdf
XXX	Resolved-Error in calculation data on initial run of APR Tool. Revised APR Tool and FAR Compliance Review Tool uploaded to Bulletin Board reflecting no TOP Violation. - Due Diligence Vendor-01/05/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXXX% percent below the maximum DTI per guidelines of 43.00%
Residual Income greater than minimum required - $XXXresidual income is greater than minimum residual income required per guidelines $1,500.00
XXX	Resolved-Received two months bank statements verifying receipt of SSI for XXX - Due Diligence Vendor-01/29/2024	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680
		Residual Income greater than minimum required - $XXX residual income is greater than minimum residual income required per guidelines $2,000.		U-FA-G20286_Social_Security_Income_Calculations.pdf XXX, SS deposit.pdf
XXX	Acknowledged-Unable to Resolve-Client accepts loan grade. - Due Diligence Vendor-02/06/2024	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680.	2021_Wage and Income_XXX_XXX.pdf
2022_Wage and Income_XXX_XXX1.pdf
1008_Final Signed.pdf
Projected SSI.pdf
XXX Comp Factors.pdf
2022 W2 Transcripts XXX.pdf
2021 W2 transcipts XXX.pdf
Expected SSI XXX.pdf
VOE- Verification of Employment XXX Current.pdf
VOE- Verification of Employment XXX.pdf
1008 XXX 2.pdf
SSA.pdf
Current Paystubs and 2022 W2 XXX.pdf
1003 XXX 1.pdf
XXX	Acknowledged-Unable to Resolve-Client accepts loan grade. - Due Diligence Vendor-02/06/2024	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680.		2022_Wage and Income_XXX_XXX.pdf 2021_Wage and Income_XXX_XXX.pdf 1008_Final Signed.pdf Projected SSI.pdf
XXX	Resolved-payment added back into debt ratio. - Due Diligence Vendor-02/01/2024	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680.	VOE- Verification of Employment XXX Current.pdf
Request for Verification of Employment.pdf
Projected SSI.pdf
Projected SSI XXX.pdf
IncomeDocumentation prior employer paystubs.pdf
1008_Final Updated Update.pdf

Incenter Loan ID	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Pre-Close	Yes
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	Non-QM: APOR	Non-QM: Lender documented all ATR UW factors	XXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No
XXX	Non-QM: APOR	Non-QM: APOR	XXX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A